Fair Value Measurement (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Amortized Cost
Amortized Cost due within one year	$ 44,596
Amortized Cost due after one year through two years	10,305
Amortized Cost	54,901
Fair Value
Fair Value due within one year	44,556
Fair Value due after one year through two years	10,286
Fair Value	$ 54,842